Supplemental Financial Statement Information - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued professional fees	$ 14,245	$ 10,238
Accrued products and licenses	17,820	17,889
Accrued payroll and bonuses	5,163	3,939
Accrued interest on debt	741	1,227
Other accruals	794	2,791
Total accrued expenses	$ 38,763	$ 36,084